Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated subsidiaries information
Net sales	$ 97,361,634	$ 101,757,181	$ 101,282,333
Non-income	302,824	6,106,813	7,615,270
Total comprehensive income	(16,559,314)	3,815,538	$ 6,594,387
Empresas Cablevision
Consolidated subsidiaries information
Net sales	15,906,914	14,465,512
Non-income	1,828,000	1,085,880
Total comprehensive income	1,820,135	1,084,162
Sky
Consolidated subsidiaries information
Net sales	22,134,943	21,347,241
Non-income	1,848,374	1,880,607
Total comprehensive income	$ 1,864,408	$ 1,850,735